Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.03%
Alabama–3.33%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$ 7,040	$ 7,939,607
Series 2018 A, RB	5.00%	07/01/2048	28,620	34,236,635
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,689,395
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,444,936
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,139,776
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,927,876
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,974,186
Birmingham-Jefferson Civic Center Authority; Series 2018, RB	5.00%	05/01/2048	12,870	15,685,881
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,247,045
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(a)	5.75%	10/01/2049	15,000	18,093,663
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.75%	10/01/2046	20,045	20,549,452
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.90%	10/01/2050	17,500	17,936,889
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,713,787
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	37,077,129
Series 2013 F, Revenue Wts.(b)	7.50%	10/01/2039	21,895	22,489,804
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	30,000	30,826,389
Series 2013 F, Revenue Wts.(b)	7.90%	10/01/2050	24,050	24,713,376
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	529,958
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,372,457
Mobile (County of), AL (Gomessa); Series 2020, RB(d)	4.00%	11/01/2045	2,590	2,731,938
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(a)(d)	6.00%	05/01/2040	6,000	6,351,787
Series 2020 B, RB(d)	8.00%	05/01/2029	1,780	1,829,474
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	13,365	15,367,523
				301,868,963
Alaska–0.06%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(e)	5.88%	12/01/2027	1,650	68,063
Series 2007 C, RB(e)	6.00%	12/01/2036	500	20,625
Northern Tobacco Securitization Corp.; Series 2006 A, RB	5.00%	06/01/2046	5,000	5,063,383
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	227,746
				5,379,817
Arizona–1.79%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.50%	07/01/2038	1,165	1,349,255
Series 2018 B, RB(d)	5.63%	07/01/2048	2,250	2,590,027
Series 2018 B, RB(d)	5.75%	07/01/2053	3,500	4,041,650
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	5.13%	08/01/2038	2,515	2,829,504
Series 2018 A, RB(d)	5.25%	08/01/2048	3,945	4,400,083
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(d)	5.50%	07/01/2037	580	636,694
Series 2017, Ref. RB(d)	5.75%	07/01/2047	680	743,644
Series 2017, Ref. RB(d)	5.88%	07/01/2052	645	707,858
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2054	3,000	3,158,107
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(d)	5.25%	12/15/2038	$ 1,415	$ 1,622,092
Series 2018 A, RB(d)	5.50%	12/15/2048	2,260	2,590,861
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,732,005
Arizona (State of) Transportation Board; Series 2016, Ref. RB	5.00%	07/01/2022	105	110,558
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	488,220
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(f)	6.38%	01/01/2028	800	757,989
Series 2009, Ref. RB(e)(f)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	3,311,387
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	587,632
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,390,694
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(d)	6.00%	01/01/2048	11,475	11,830,170
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	262,536
Series 2017 C, RB	5.00%	07/01/2048	405	475,699
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	183	183,378
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	932,130
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	166	166,325
Series 2006, RB	5.30%	07/01/2030	409	409,655
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	420	392,090
Series 2006, GO Bonds	5.35%	07/15/2031	350	301,718
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,175,473
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,665	1,666,904
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(d)	5.50%	07/01/2046	4,135	4,641,457
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,520,000)(a)(g)	5.88%	11/01/2037	2,680	2,516,827
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(d)	5.00%	07/01/2049	595	612,020
Series 2019 A, RB(d)	5.00%	07/01/2054	530	544,875
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,410,664
Phoenix Civic Improvement Corp.;
Series 2018, RB(a)	5.00%	07/01/2048	10,000	12,280,810
Series 2020, RB	5.00%	07/01/2044	7,500	9,734,288
Pima (County of), AZ Industrial Development Authority; Series 2021, RB(d)	5.00%	07/01/2056	2,310	2,548,420
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.63%	06/15/2045	2,250	2,463,057
Series 2017, RB(d)	5.00%	06/15/2052	2,970	3,023,105
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,070	4,197,857
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	1,550	1,756,740
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,170,987
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	2,400	2,515,452
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(d)	6.50%	11/01/2047	5,530	5,855,752
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	2,950	2,949,944
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(d)	6.00%	12/01/2036	$ 3,315	$ 3,630,726
Series 2016, Ref. RB(d)	6.00%	12/01/2046	6,310	6,820,608
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(d)	6.00%	07/01/2035	1,025	1,129,816
Series 2015, RB(d)	6.13%	07/01/2045	3,310	3,613,928
Series 2019, RB	5.13%	07/01/2039	650	689,060
Series 2019, RB	5.25%	07/01/2049	810	854,610
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(a)	6.25%	06/01/2026	430	455,213
Pinal (County of), AZ Industrial Development Authority (WOF SW GGP 1 LLC) (Green Bonds); Series 2018, RB(a)(d)	7.25%	10/01/2033	20,000	22,160,880
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(d)	5.60%	07/01/2031	206	204,270
Southside Community Facilities District No. 1; Series 2008, RB(f)	7.25%	07/01/2032	1,022	934,298
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/2032	695	705,386
Series 2012 A, Ref. RB	6.25%	12/01/2042	1,550	1,571,903
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(d)	6.00%	10/01/2037	1,010	1,115,980
Series 2017 A, RB(d)	6.13%	10/01/2052	2,360	2,573,120
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(d)	6.00%	07/15/2027	1,800	1,906,589
Series 2013 B, GO Bonds(d)	5.70%	07/15/2029	675	707,307
Series 2013 B, GO Bonds(d)	6.00%	07/15/2033	610	637,430
				161,868,717
Arkansas–0.04%
Arkansas (State of) (Four-Lane Highway Construction); Series 2013, GO Bonds(h)(i)	3.25%	06/15/2021	400	400,450
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)	6.25%	02/01/2038	4,860	3,547,800
				3,948,250
California–11.86%
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB	5.00%	10/01/2021	100	101,547
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	155	155,332
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	212,950	17,146,926
California (State of);
Series 2007, Ref. GO Bonds (INS - AGM)(c)	5.25%	08/01/2032	27,725	39,129,194
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	4,060,855
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2037	12,500	15,221,074
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2038	15,000	18,191,097
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2040	13,000	15,672,030
Series 2021, Ref. GO Bonds	5.00%	09/01/2030	2,500	3,326,584
Series 2021, Ref. GO Bonds	5.00%	12/01/2030	9,825	13,302,120
Series 2021, Ref. GO Bonds	5.00%	09/01/2031	20,000	27,137,512
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(j)	0.00%	06/01/2050	520,920	88,728,877
Series 2006 B, RB(j)	0.00%	06/01/2050	107,400	15,893,320
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,110	2,113,173
Series 2002, RB	6.00%	06/01/2042	19,120	19,148,734
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,946
Series 2006 A, RB(j)	0.00%	06/01/2046	127,310	25,746,678
Series 2006 B, RB(j)	0.00%	06/01/2046	33,920	6,613,752
Series 2006 C, RB(j)	0.00%	06/01/2055	215,100	20,743,835
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	5,510	5,518,304
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	592	717,939
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(a)	5.00%	12/31/2043	$ 10,800	$ 13,145,856
Series 2018 A, RB(a)	5.00%	12/31/2047	2,750	3,337,281
Series 2018 B, RB(a)	5.00%	06/01/2048	2,575	3,120,009
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(a)(d)(e)(g)	8.00%	12/01/2027	3,000	900,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(a)(d)(e)	7.50%	07/01/2032	6,075	3,948,750
Series 2017, RB(a)(d)(e)	8.00%	07/01/2039	14,995	9,746,750
Series 2020, RB(a)(d)	7.50%	07/01/2032	2,650	2,472,841
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	6.50%	07/01/2050	4,130	4,675,116
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(d)	5.25%	07/01/2051	5,945	6,588,572
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB(d)	5.00%	05/01/2027	360	389,870
Series 2017 A, RB(d)	5.75%	05/01/2037	900	1,012,928
Series 2017 A, RB(d)	5.88%	05/01/2047	1,230	1,371,580
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(d)	5.13%	06/01/2047	595	661,147
Series 2017 A, RB(d)	5.25%	06/01/2052	665	741,143
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.25%	07/01/2052	1,450	1,565,735
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(a)	6.75%	09/01/2037	10	10,014
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,505	7,897,560
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,520	4,537,859
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,140,940
Series 2002, RB	6.00%	05/01/2043	100	100,880
California Infrastructure & Economic Development Bank; Series 2017, RB(k)	5.00%	05/15/2052	31,530	38,358,957
California Statewide Communities Development Authority (Kaiser Permanente); Series 2009 C-1, RB(i)	5.00%	11/01/2029	5,000	6,619,498
City of Los Angeles Department of Airports;
Series 2018 C, RB(a)(k)	5.00%	05/15/2044	55,750	68,954,165
Series 2018, Ref. RB(a)(k)	5.00%	05/15/2043	25,000	30,907,228
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	4,077,983
Fremont Union High School District; Series 2013, GO Bonds(h)(i)	4.00%	08/01/2023	18,275	19,815,186
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(j)	0.00%	08/01/2042	7,780	3,982,181
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,331,631
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	31,350	32,679,839
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	678,864
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,060	1,064,058
Livermore-Amador Valley Water Management Agency; Series 2011, Ref. RB	5.00%	08/01/2025	4,765	4,803,061
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(a)	5.00%	05/15/2043	4,000	4,789,870
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	1,625	1,641,678
Los Angeles (City of), CA Department of Airports;
Series 2016 A, RB(a)	5.00%	05/15/2033	1,500	1,799,555
Series 2021 A, Ref. RB(a)	5.00%	05/15/2046	5,000	6,402,347
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2035	1,000	1,251,649
Series 2018 A, RB(a)	5.00%	05/15/2036	1,385	1,729,720
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	12,190,240
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	13,345	16,694,830
Series 2018 A, RB	5.00%	12/01/2051	7,875	9,765,217
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	10,000	12,082,640
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,963,464
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	$ 255	$ 255,181
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,500	5,252,300
Oakland Unified School District; Series 2017 A, Ref. GO Bonds	5.00%	08/01/2021	130	131,021
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,316
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(a)	9.25%	08/01/2024	5,485	5,518,723
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,939,098
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,913,444
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	5.00%	08/15/2050	30,000	38,973,678
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(h)(i)	8.00%	12/01/2021	2,000	2,076,148
San Diego Unified School District; Series 2020 D-2, GO Bonds	4.00%	07/01/2050	15,000	17,939,974
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(a)	5.00%	05/01/2048	4,700	5,748,970
Series 2019 E, RB(a)	5.00%	05/01/2050	58,000	71,090,577
San Francisco (City of), CA (Green Bonds); Series 2020 A, RB	4.00%	11/01/2050	6,355	7,597,618
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	7,270	8,691,531
Santa Clara (County of), CA; Series 2013 B, GO Bonds	4.00%	08/01/2040	15,920	16,518,894
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	60,785	26,467,886
Series 2007 A, RB(j)	0.00%	06/01/2047	58,990	13,690,464
Series 2007 B, RB(j)	0.00%	06/01/2047	13,505	3,017,572
Series 2007 C, RB(j)	0.00%	06/01/2056	61,600	7,029,564
Southern California Public Power Authority; Series 2015 A, Ref. RB	5.00%	07/01/2021	125	125,497
Stockton Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2037	6,245	4,365,167
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2038	12,115	8,209,664
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2041	14,735	9,068,675
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2043	17,145	9,876,501
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	5,000	5,926,860
Series 2021 BH, Ref. RB	4.00%	05/15/2051	25,000	30,052,857
Series 2021 Q, Ref. RB	5.00%	05/15/2046	25,000	32,725,802
Vacaville Unified School District;
Series 2020 D, GO Bonds	4.00%	08/01/2042	1,000	1,165,763
Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,146,200
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	3,500	3,563,382
				1,073,745,848
Colorado–5.66%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,703,473
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,595,041
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	2,007,141
Amber Creak Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,084,762
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	484,601
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,342,711
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,774,406
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,103,663
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,863,398
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,705,700
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,549,996
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,390,187
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	529,599
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	$ 3,100	$ 3,232,919
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	3,016,237
Baseline Metropolitan District No. 1; Series 2021 B, RB	7.50%	12/15/2051	2,190	2,192,900
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(b)(d)	6.75%	12/01/2049	3,785	3,114,339
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	943,639
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,285,448
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds(h)(i)	8.00%	12/15/2021	500	535,109
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,750	1,795,300
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	551	577,376
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	698,801
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,207,939
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,925,402
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,072,553
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,985,480
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,734	2,911,243
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,768,939
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,119,528
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	4,398,048
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,338	1,438,050
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	603,721
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,553,471
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,419,655
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	637,435
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	522,960
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	632,352
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,096,561
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,174,058
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,588,656
Colorado (State of);
Series 2021 A, COP	5.00%	12/15/2029	7,000	9,265,578
Series 2021 A, COP	5.00%	12/15/2030	5,000	6,742,793
Series 2021 A, COP	5.00%	12/15/2031	8,465	11,657,656
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,646,563
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	6,417,104
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,553,582
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	694,476
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,100,310
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	16,083,363
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	8,322,557
Series 2020 B, GO Bonds(d)	7.50%	12/15/2050	3,490	3,566,808
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,525,536
Series 2019, RB	5.00%	12/01/2043	2,750	2,923,289
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds	5.00%	12/01/2037	500	529,109
Series 2017 A, GO Bonds	5.13%	12/01/2047	700	738,933
Series 2017 B, GO Bonds	7.63%	12/15/2047	506	529,442
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(f)(l)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,373,153
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,342,188
Series 2019, GO Bonds	7.75%	12/15/2049	616	646,809
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(h)(i)	7.38%	12/15/2022	$ 750	$ 849,717
Series 2017 C, GO Bonds(h)(i)	12.00%	12/15/2022	792	952,117
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	4,010	4,314,322
Denver (City & County of), CO; Series 2021 A, RB	4.00%	08/01/2051	20,000	23,869,672
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,206,549
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,324,055
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,359	1,474,177
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,303,436
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,493,692
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(k)	5.00%	01/01/2044	14,350	15,801,913
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,275	1,369,960
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,672	1,790,256
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	1,024,184
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2045	1,250	1,469,222
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2049	2,200	2,574,789
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2041	1,700	1,860,293
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2051	2,000	2,171,328
Series 2021 B, GO Bonds(d)	8.00%	12/15/2051	1,910	1,925,429
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(d)	5.75%	12/01/2046	2,600	3,150,987
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds	5.50%	12/01/2045	2,000	2,080,296
Series 2016 B, GO Bonds	7.75%	12/15/2045	600	620,900
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,274,549
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,735,449
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	562,494
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,040	1,126,682
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(d)	6.00%	12/01/2049	2,965	3,169,291
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	980,584
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(b)	0.00%	12/01/2050	3,075	2,677,073
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	439	469,358
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,694,730
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	999,026
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	966,728
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(d)	7.75%	12/15/2050	515	538,780
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,523,349
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,589,403
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,910,580
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,422,990
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds	6.00%	12/01/2046	767	795,802
Interpark Metropolitan District; Series 2018, GO Bonds(d)	5.50%	12/01/2048	2,235	2,409,433
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,437,959
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	10,702,330
Jones District Community Authority Board; Series 2020 A, RB(b)	5.75%	12/01/2050	6,800	5,952,509
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(d)	5.63%	12/01/2050	1,695	1,869,718
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	3,237,504
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	4,115,929
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	522,393
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	612,495
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	1,195	1,237,845
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,057,328
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,215,399
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$ 1,185	$ 1,307,962
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	548,687
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	819,005
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	635,166
Millers Landing Business Improvement District;
Series 2018 A, RB(d)	6.00%	12/01/2048	8,065	8,576,121
Series 2018 B, RB(d)	8.00%	12/01/2048	2,185	2,278,250
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,530,529
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	1,077,491
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,062,408
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,897,411
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,147,412
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	18,562,407
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,843,948
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	938,730
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,305,156
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,477,042
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,463,071
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,342,707
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,382	2,480,728
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(d)	4.75%	12/01/2045	3,375	3,819,896
PV-ERU Holding Trust; Series 2019, RB(j)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,385,882
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,545,304
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	589,065
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,693,076
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,111,699
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,157,264
Sabell Metropolitan District;
Series 2020 A, GO Bonds(d)	5.00%	12/01/2050	1,060	1,158,891
Series 2020 B-3, GO Bonds(d)	8.25%	12/15/2050	605	627,383
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,702,010
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,777,260
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(d)	5.13%	12/01/2050	1,630	1,788,145
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	628,336
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,261,794
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	1,014,147
Series 2019, RB	5.00%	12/01/2049	2,835	3,145,173
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	3,023,757
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	1,088,641
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,332,100
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	841,961
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,480,435
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,330	1,392,051
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,941,194
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,950,745
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,127,396
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	750	795,009
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	$ 2,000	$ 2,163,373
Series 2018, GO Bonds	7.88%	12/15/2047	600	634,858
Table Mountain Metropolitan District; Series 2016 B, GO Bonds(h)(i)	7.75%	12/15/2021	569	608,026
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	8,114,408
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(h)(i)	5.00%	12/01/2023	294	324,993
Series 2016 A, GO Bonds(h)(i)	6.75%	12/15/2021	592	630,522
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	2,370,538
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,722,883
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,619,734
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	2,043,899
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	1,008,856
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,155,146
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	4,467,656
Series 2021 A-2, GO Bonds(b)	5.50%	12/01/2051	3,000	2,659,040
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,739,875
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	535,206
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,570	1,664,855
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(d)	5.63%	12/01/2048	1,375	1,484,361
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds	6.50%	12/01/2046	1,645	1,710,262
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,409,461
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	3,068,242
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	655,045
Series 2019 B, GO Bonds(d)	7.75%	12/15/2049	504	537,659
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	795,536
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	679,799
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	5,011	5,147,962
Series 2012 B, Ref. GO Bonds(h)(i)	7.30%	12/15/2021	26,763	27,734,245
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,825	1,928,924
				512,551,109
Connecticut–0.25%
Connecticut (State of);
Series 2021 A, RB	5.00%	05/01/2041	2,500	3,280,925
Series 2021 C, Ref. RB	5.00%	01/01/2031	3,000	3,933,392
Series 2021 C, Ref. RB	5.00%	01/01/2032	2,500	3,329,173
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,389,562
Series 2019 A, Ref. RB	4.00%	07/01/2049	5,000	5,600,015
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(f)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	13,420	2,013,001
				22,602,468
District of Columbia–2.76%
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(d)	5.30%	06/01/2023	250	251,268
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,876,425
Series 2006 C, RB(j)	0.00%	06/15/2055	850,680	81,963,188
Series 2006 D, RB(j)	0.00%	06/15/2055	555,000	49,158,015
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,287,406
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)(k)	4.00%	10/01/2035	$ 11,530	$ 13,027,803
Series 2019 A, Ref. RB(a)	5.00%	10/01/2044	3,500	4,350,663
Series 2019 A, Ref. RB(a)	5.00%	10/01/2049	16,585	20,494,313
Series 2020 A, Ref. RB(a)	4.00%	10/01/2036	3,400	4,076,586
Series 2020 A, Ref. RB(a)	4.00%	10/01/2038	3,020	3,600,939
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	2,385	2,837,011
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	11,450,025
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(a)	5.00%	10/01/2037	11,000	13,966,038
Series 2018 A, Ref. RB(a)	5.00%	10/01/2048	1,810	2,257,204
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	5.00%	07/15/2031	5,000	6,838,976
				249,435,860
Florida–7.51%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	816,455
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,082,244
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,080,868
Amelia Concourse Community Development District;
Series 2007, RB(e)(f)	5.75%	05/01/2038	4,655	4,236,050
Series 2016, RB	6.00%	05/01/2047	1,905	2,042,855
Series 2019 A, RB	5.65%	05/01/2049	2,875	3,200,166
Series 2019 B-2, RB	7.25%	05/01/2029	1,125	1,159,653
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,335	2,335,232
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,899,538
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	10,679,012
Series 2019 A, RB(a)	5.00%	10/01/2044	8,400	10,441,592
Series 2019 A, RB(a)	5.00%	10/01/2049	16,405	20,271,885
Buckeye Park Community Development District; Series 2008 A, RB(e)(f)	7.88%	05/01/2038	5,845	2,513,350
Canaveral Port Authority; Series 2018 A, RB(a)	5.00%	06/01/2045	9,320	11,150,075
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,706,126
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,193,632
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,200	3,128,749
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(d)	5.63%	08/01/2037	1,025	954,393
Series 2017, RB(d)	5.88%	08/01/2052	3,925	3,517,304
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	850	966,214
Series 2018 A, RB(d)	5.38%	06/15/2048	1,590	1,780,799
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2050	3,955	4,313,938
Series 2020, RB(d)	5.00%	12/15/2055	2,845	3,096,167
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(d)	5.75%	06/01/2054	3,735	4,059,929
Series 2019 B, RB(d)	6.00%	06/01/2028	380	388,575
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(d)	5.00%	10/15/2047	1,100	1,201,966
Series 2017 A, RB(d)	5.00%	10/15/2052	755	822,727
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	859,802
Series 2015, RB	5.75%	11/01/2047	1,860	2,101,891
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
CFM Community Development District;
Series 2004 A, RB(e)(f)	6.25%	05/01/2035	$ 1,987	$ 317,948
Series 2004 A-1, RB(f)	6.25%	05/01/2035	0	200
Series 2004 A-2, RB	6.25%	05/01/2035	7,340	7,348,368
Chapel Creek Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2038	7,075	6,367,500
City of South Miami Health Facilities Authority, Inc.; Series 2017, Ref. RB(k)	4.00%	08/15/2036	14,000	16,002,165
Clearwater Cay Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(d)	5.00%	12/01/2037	1,150	1,260,671
Series 2017 A, RB(d)	5.00%	12/01/2047	1,875	2,019,118
Creekside Community Development District; Series 2006, RB(e)(f)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	15	12,646
Series 2016 A, RB	5.60%	05/01/2037	715	737,099
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	8,062,358
Florida (State of);
Series 2012 A, Ref. GO Bonds(h)(i)	2.50%	06/01/2021	100	100,000
Series 2018, GO Bonds(k)	4.00%	07/01/2037	3,725	4,508,200
Series 2018, GO Bonds(k)	4.00%	07/01/2038	4,030	4,840,001
Series 2018, GO Bonds(k)	4.00%	07/01/2039	4,195	5,021,542
Series 2018, GO Bonds(k)	4.00%	07/01/2040	4,360	5,184,936
Florida (State of) (Right-of-Way Acquisition);
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	9,535	13,387,823
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2033	10,575	15,145,091
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(d)	5.00%	07/15/2046	6,045	6,577,182
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	333,368
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,089,293
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(d)(i)	6.38%	01/01/2026	13,000	13,235,684
Series 2019 A, Ref. RB(a)(d)(i)	6.50%	01/01/2029	14,305	14,538,376
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,615,504)(g)	7.00%	03/01/2030	4,616	3,970,122
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $63,084)(g)	1.00%	03/01/2030	2,531	1,138,758
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,530	2,531,572
Greater Orlando Aviation Authority;
Series 2017 A, RB(a)	4.00%	10/01/2052	7,500	8,521,697
Series 2019 A, RB(a)	5.00%	10/01/2044	16,420	20,410,827
Series 2019 A, RB(a)	5.00%	10/01/2049	18,755	23,175,812
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	300	300,264
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(a)	5.00%	10/01/2048	11,500	14,206,162
Series 2018 E, RB(a)	5.00%	10/01/2043	13,120	16,307,538
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(a)	5.00%	06/01/2046	9,700	11,594,701
Indigo Community Development District; Series 2005, RB(e)(f)	5.75%	05/01/2036	4,775	3,342,500
Jacksonville (City of), FL; Series 2019 A, Ref. RB	5.00%	10/01/2029	4,390	5,771,076
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(d)	5.00%	01/15/2049	820	900,777
Series 2019, RB(d)	5.00%	01/15/2054	635	695,211
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,159,929
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(d)	7.13%	01/01/2052	18,300	16,847,414
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	1,929	1,929,654
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	1,685	1,847,275
Series 2018 A, RB(d)	5.75%	07/15/2053	1,830	2,049,470
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.75%	12/01/2052	1,785	1,845,535
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,540	2,543,490
Magnolia Creek Community Development District; Series 2007 A, RB(e)(f)	5.90%	05/01/2039	5,360	964,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	180	181,349
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	$ 10	$ 11,594
Miami-Dade (County of), FL;
Series 2013 B, RB(a)	6.00%	10/01/2042	2,460	2,750,446
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	18,645	22,681,333
Miami-Dade (County of), FL Transit System; Series 2018, RB(k)	4.00%	07/01/2045	11,000	12,631,796
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(k)(m)	4.00%	10/01/2049	80,000	94,412,928
Montecito Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	5,210	3,959,600
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $9,020,000)(g)	6.90%	01/01/2038	9,020	9,022,667
Naturewalk Community Development District; Series 2007 A, RB(e)(f)	5.50%	05/01/2038	4,345	1,564,200
Orange (County of), FL School Board; Series 2021 A, Ref. COP	5.00%	08/01/2032	3,500	4,864,859
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	2,170,306
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,211,883
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,505	10,516,980
Palm River Community Development District; Series 2007 A, RB(e)(f)	5.38%	05/01/2036	1,565	500,800
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB(h)(i)	7.13%	09/15/2021	2,250	2,292,937
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	2,099,438
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	884,805
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(a)(d)	5.88%	01/01/2033	21,000	22,432,204
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(e)(f)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(e)(f)	7.38%	05/01/2033	1,425	14
Series 2005, RB(e)(f)	5.80%	05/01/2036	3,420	34
Series 2015-1, RB	6.60%	05/01/2033	425	437,204
Series 2015-2, RB	6.60%	05/01/2036	2,505	2,563,285
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	125	125,075
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(c)	6.25%	07/01/2028	131	131,504
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,671,788
South Bay Community Development District;
Series 2005 A, RB(e)(f)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,285	5,485,056
Series 2005 A-2, Ref. RB(e)(f)	6.60%	05/01/2036	8,750	4,410,593
Series 2005 B-1, Ref. RB	5.13%	05/01/2023	5,205	5,231,085
Series 2005 B-2, Ref. RB(e)(f)	6.60%	05/01/2025	3,240	1,631,545
South Fork East Community Development District; Series 2013 A, Ref. RB(h)(i)	6.50%	06/28/2021	3,240	3,254,751
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $992,657)(e)(f)(g)	5.25%	10/01/2041	1,000	700,000
St. Petersburg (City of), FL; Series 2019 A, RB	5.00%	10/01/2049	7,495	9,366,334
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	565	565,672
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	12,440	12,450,468
Treeline Preserve Community Development District; Series 2007 A, RB(e)(f)	6.80%	05/01/2039	4,950	2,475,000
University of Florida Department of Housing & Residence Education; Series 2021 A, RB	5.00%	07/01/2030	5,920	7,912,010
Villages of Avignon Community Development District; Series 2007 A, RB(e)(f)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A, RB	4.75%	05/01/2026	360	372,139
Series 2016 A, RB	5.25%	05/01/2036	1,080	1,129,838
Series 2016 A, RB	5.38%	05/01/2046	1,815	1,895,624
Series 2016 A, RB	5.38%	05/01/2046	2,385	2,490,944
Waterford Estates Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	2,754	2,065,689
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	115	115,107
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	1,760	1,780,514
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Waterstone Community Development District;
Series 2007 A, RB(b)(f)	6.88%	05/01/2037	$ 1,214	$ 881,232
Series 2007 B, RB(f)(j)	0.00%	11/01/2028	8,097	4,816,233
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,350	8,364,104
Series 2005 A-2, RB(e)(f)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,535	1,536,257
Westside Community Development District;
Series 2019 2, RB(e)(f)	5.65%	05/01/2037	1,065	850,790
Series 2019 2, RB(e)(f)	7.20%	05/01/2038	520	419,097
Wyld Palms Community Development District; Series 2007 A, RB(e)(f)	5.50%	05/01/2038	4,340	911,400
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(f)	5.63%	05/01/2037	2,634	1,159,169
				679,875,534
Georgia–1.84%
Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2040	4,000	4,667,462
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(a)	5.00%	07/01/2044	23,280	28,796,722
Cobb (County of), GA Development Authority;
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $1,445,000)(d)(e)(g)	6.00%	07/01/2036	1,445	1,096,854
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $5,342,026)(d)(e)(g)	6.00%	07/01/2051	5,440	3,860,961
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(d)	5.00%	01/01/2039	7,325	6,448,629
Series 2019 A, Ref. RB(d)	5.13%	01/01/2049	6,000	5,041,792
Series 2019 A, Ref. RB(d)	5.25%	01/01/2054	5,000	4,210,712
Series 2019 B, Ref. RB(d)	6.13%	01/01/2027	2,800	2,760,517
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,078,198
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,806,024
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,302,538
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,254,867
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	7,296,258
Series 2017, Ref. RB	5.13%	03/01/2052	225	225,148
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	7,940,380
Series 2021, RB(d)	5.00%	01/01/2054	4,750	5,630,671
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(d)(j)	0.00%	06/01/2024	1,820	1,659,371
Series 2014 A, RB(d)(j)	0.00%	06/01/2034	3,750	1,747,320
Series 2014 B, RB(b)(d)	7.00%	06/01/2049	13,600	12,112,005
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	7,965	8,627,382
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	4,102,646
Metropolitan Atlanta Rapid Transit Authority; Series 2012 A, Ref. RB(h)(i)	5.00%	07/01/2022	110	115,832
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,678,469
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,723,183
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,125,714
Series 2018 A-2, RB(i)	5.50%	12/01/2028	2,090	2,096,751
Series 2018, RB	5.50%	12/01/2028	6,375	6,371,114
				166,777,520
Hawaii–0.08%
Hawaii (State of);
Series 2020 A, Ref. RB(a)	4.00%	07/01/2033	2,250	2,709,624
Series 2020 A, Ref. RB(a)	4.00%	07/01/2036	600	716,999
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	728,862
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	908,805
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	512,713
Hawaii (State of) Department of Transportation; Series 1997, RB(a)	5.63%	11/15/2027	610	612,154
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	$ 760	$ 760,199
				6,949,356
Idaho–0.03%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	988,534
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(d)	6.00%	07/01/2039	370	449,800
Series 2018 A, RB(d)	6.00%	07/01/2054	1,135	1,354,718
Series 2018 B, RB(d)	5.88%	07/01/2022	60	60,188
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	84	86,092
				2,939,332
Illinois–3.62%
Caseyville (Village of), IL; Series 2004, RB(e)(f)	7.00%	12/30/2022	30,685	306,850
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(a)	5.00%	01/01/2033	3,000	3,305,963
Chicago (City of), IL (Chicago O’Hare International Airport);
Series 2018 B, RB	5.00%	01/01/2053	16,890	20,687,786
Series 2018, RB(a)	5.00%	07/01/2048	3,750	4,461,409
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(a)	6.13%	02/20/2042	30	30,056
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(a)	5.00%	01/01/2047	2,500	2,982,513
Series 2017 D, RB(a)	5.00%	01/01/2052	5,000	5,965,387
Series 2018 A, Ref. RB(a)	5.00%	01/01/2048	24,000	29,161,939
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	8,534,779
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,851,567
Series 2016, RB	6.00%	04/01/2046	5,700	6,875,569
Series 2018, RB	5.00%	04/01/2046	7,555	8,823,197
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds	5.00%	12/01/2044	6,870	7,853,967
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	873	876,513
Evanston (City of), IL (Roycemore School); Series 2021, RB(d)	4.63%	04/01/2051	1,250	1,267,976
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(c)	6.25%	07/01/2030	1,585	1,592,809
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	2,069	2,069,715
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $4,913,092)(e)(g)	5.50%	12/01/2027	6,165	4,223,025
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $1,365,806)(e)(g)	5.63%	12/01/2032	1,800	1,233,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	6,445,167
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	3,114,850
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,516,796
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,534,202
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	11,795,954
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	755,731
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	8,048,126
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	4,093,374
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,688,719
Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	2,218,439
Illinois (State of) Finance Authority;
Series 2006, RB(a)	6.50%	12/01/2037	9,085	8,817,161
Series 2007, RB(a)	6.10%	12/01/2041	5,140	5,092,560
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,035,122
Series 2012, RB	6.50%	12/01/2032	11,520	11,589,857
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,028,038)(g)	5.00%	02/15/2027	2,000	1,466,902
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(g)	5.00%	02/15/2037	7,000	5,164,956
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	1,035,995
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,338,009
Series 2017, Ref. RB	5.00%	08/01/2042	575	672,138
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(g)	5.13%	02/15/2045	3,120	2,310,564
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017, Ref. RB	5.25%	05/15/2054	$ 2,825	$ 2,900,370
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	2,940	2,943,575
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,754,369
Illinois (State of) Finance Authority (Northshore University);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,796,284
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	2,092,623
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	621,582
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,406,684
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	814,546
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,650	4,105,859
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,942,378
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(d)	5.45%	01/01/2046	1,640	1,576,859
Series 2016 A, RB(d)	5.60%	01/01/2056	1,775	1,675,523
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 B, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2046	15,000	7,466,919
Series 2017, Ref. RB (INS - AGM)(c)(j)	0.00%	12/15/2056	22,000	7,620,215
Manhattan (Village of), IL; Series 2007, RB(e)(f)(i)	5.75%	09/01/2021	1,778	444,500
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,351,357
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2043	6,450	3,571,588
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2044	10,225	5,462,524
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2047	31,755	15,281,011
Series 2012 B, RB (INS - AGM)(c)(j)	0.00%	12/15/2041	5,000	2,920,568
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - AGM)(c)(j)	0.00%	12/15/2040	15,000	9,090,773
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,068,500
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	4,500	5,189,191
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(f)	6.00%	03/01/2036	1,781	1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(a)	6.38%	08/01/2040	5,155	3,730,799
Robbins (Village of), IL; Series 1999 C, RB(a)	7.25%	10/15/2024	0	161
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,786,657
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	2,795	1,956,500
Series 2008 A, Ref. RB(f)	7.00%	10/01/2022	8,780	5,092,401
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,415	12,529,062
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,268,678
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,366,948
				328,119,161
Indiana–1.70%
Allen (County of), IN; Series 2019, RB	6.38%	02/01/2039	10,000	10,832,543
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,876,168
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	11,904,332
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,527,109
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	595	610,103
Series 2017, RB	5.35%	01/01/2038	3,850	3,937,596
Series 2018, RB(d)	5.63%	01/01/2038	7,000	7,367,597
Indiana (State of) Finance Authority;
Series 2011, RB	5.50%	11/15/2031	1,675	1,703,566
Series 2011, RB	5.75%	11/15/2041	2,850	2,894,111
Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,281,370
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	770	834,802
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	685	743,789
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	$ 6,225	$ 6,433,687
Series 2016, RB	5.50%	01/01/2037	3,885	3,992,257
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(d)	5.38%	10/01/2040	7,000	7,282,967
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(d)	5.00%	01/01/2039	3,365	3,391,562
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB	5.00%	04/01/2031	660	684,145
Series 2021 A, RB	5.25%	04/01/2041	4,000	4,200,237
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(d)	5.25%	11/01/2040	4,500	4,654,372
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,161,170
Series 2017, RB	5.88%	01/01/2037	4,570	4,845,557
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	1,060	1,120,843
Series 2017, RB	5.80%	01/01/2037	5,160	5,464,004
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	5,189,716
Michigan City (City of), IN; Series 2016, RB	5.15%	01/01/2037	14,565	14,693,829
Mishawaka (City of), IN;
Series 2017, RB(d)	5.10%	01/01/2032	500	512,032
Series 2017, RB(d)	5.38%	01/01/2038	5,475	5,607,179
Series 2018, RB	5.75%	10/01/2038	17,510	17,854,248
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,599,759
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	8,205,109
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,968,279
Vincennes (City of), IN; Series 2016, Ref. RB(d)	6.25%	01/01/2029	2,775	2,775,116
				154,149,154
Iowa–0.15%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,469,921
Series 2018, RB	6.00%	10/01/2048	2,780	2,899,216
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	445	427,773
Series 2007, RB(e)	5.90%	12/01/2028	1,160	47,850
Series 2018, RB	5.00%	08/01/2038	750	786,163
Series 2018, RB	5.13%	08/01/2048	1,750	1,832,520
Series 2018, RB	5.25%	08/01/2055	2,500	2,617,907
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,011,113
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	290,187
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	900	1,049,063
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	4,300	759,518
				13,261,284
Kansas–0.04%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,409,022
Johnson & Miami Counties Unified School District No. 230 Spring Hills; Series 2013, Ref. GO Bonds(h)(i)	3.00%	09/01/2022	100	103,588
Olathe (City of), KS; Series 2006, RB(e)(f)	5.00%	03/01/2026	2,740	1,260,466
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	365	335,971
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2012 A, Ref. RB	4.00%	09/01/2021	100	100,930
				3,209,977
Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,143,766
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	$ 900	$ 1,124,923
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	997,503
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,410	1,410,219
				4,676,411
Louisiana–0.64%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(a)(d)	5.25%	05/01/2043	1,220	1,251,254
Series 2019, RB(d)	4.40%	11/01/2044	3,385	3,669,732
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2049	16,535	16,029,133
Series 2019 A, Ref. RB	5.00%	01/01/2055	12,000	11,401,456
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	2,575	2,988,031
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(d)	3.88%	11/01/2045	4,250	4,464,861
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	10,557,519
New Orleans (City of), LA; Series 2015, RB(h)	5.00%	06/01/2021	600	600,000
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(d)	6.35%	07/01/2040	5,115	6,668,879
Series 2010, RB(d)	6.35%	10/01/2040	440	573,667
				58,204,532
Maine–0.18%
Maine (State of) Finance Authority; Series 2015 R-2, RB(a)(d)(i)	4.38%	08/01/2025	2,000	2,207,361
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB(h)(i)	6.75%	07/01/2021	2,000	2,010,725
Rumford (Town of), ME; Series 2001, Ref. RB(a)	6.88%	10/01/2026	12,265	12,281,839
				16,499,925
Maryland–1.76%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,173,024
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,452,209
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,913,286
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,561,075
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,806,744
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,270,022
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,050,602
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,161,815
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,366,190
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,709,460
Baltimore (County of), MD; Series 2018, GO Bonds(k)	4.00%	03/01/2040	9,525	11,251,619
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(a)	5.00%	03/31/2024	9,400	9,611,472
Series 2016, RB(a)	5.00%	03/31/2026	1,935	1,978,532
Series 2016, RB(a)	5.00%	09/30/2026	2,370	2,423,318
Maryland Stadium Authority; Series 2018, RB(h)(k)	5.00%	05/01/2047	45,950	56,584,186
Prince George’s (County of), MD;
Series 2021 A, GO Bonds	5.00%	07/01/2030	19,730	26,551,196
Series 2021 A, GO Bonds	5.00%	07/01/2031	19,700	27,089,842
				158,954,592
Massachusetts–0.70%
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,269,861
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(j)	0.00%	11/15/2056	$ 1,184	$ 225,282
Series 2011, RB	6.00%	07/01/2041	6,955	6,966,066
Series 2018, RB(d)	5.13%	11/15/2046	4,565	5,068,094
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(a)	5.00%	07/01/2038	5,000	6,267,684
Series 2019 A, Ref. RB(a)	5.00%	07/01/2039	6,000	7,504,458
Series 2019 A, Ref. RB(a)	5.00%	07/01/2040	4,000	4,994,636
Massachusetts (State of) Port Authority; Series 2021 E, RB(a)	5.00%	07/01/2051	15,000	19,125,966
Saugus (Town of), MA;
Series 2018, GO Bonds(k)	4.00%	03/01/2039	2,240	2,610,612
Series 2018, GO Bonds(k)	4.00%	03/01/2040	2,500	2,909,126
Series 2018, GO Bonds(k)	4.00%	03/01/2041	2,670	3,101,018
Series 2018, GO Bonds(k)	4.00%	03/01/2042	2,750	3,187,083
				63,229,886
Michigan–2.17%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	1,000	1,053,499
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	452,709
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,302,138
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,560	1,724,902
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,872,037
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,333,313
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	16	15,540
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,500
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(k)	6.00%	05/01/2029	10,100	19,411,493
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,431,185
Series 2019 A, Ref. RB	5.75%	04/01/2049	20,310	20,601,987
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	12,134,520
Series 2019 B, RB	6.00%	04/01/2027	4,775	4,788,410
Series 2019 C-2, RB	3.50%	04/01/2023	3,340	3,305,450
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,773,165
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,401,282
Series 2007, RB	6.50%	12/01/2037	575	575,895
Series 2008 C, RB(j)	0.00%	06/01/2058	804,975	42,000,054
Series 2010 A, RB	5.90%	12/01/2030	1,400	1,401,617
Series 2014, Ref. RB(d)	6.75%	07/01/2044	22,320	23,708,965
Series 2017, Ref. RB	5.25%	02/01/2032	3,000	3,324,637
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,277,773
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	241,784
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	4,230	4,483,720
Series 2019 A, RB	4.00%	06/01/2049	2,120	2,244,867
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,776,434
Series 2019 B, RB	5.00%	02/15/2048	5,350	6,655,689
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,534,601
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,500	3,559,350
Series 2016, Ref. RB	5.00%	11/01/2035	2,800	2,844,563
Wayne (County of), MI; Series 1999, RB(a)	6.00%	12/01/2029	13,350	13,390,976
				196,829,055
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.61%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	$ 600	$ 623,083
Series 2018, RB	5.25%	06/01/2058	1,625	1,693,647
Series 2019, RB	5.00%	05/01/2054	2,610	2,754,596
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,458,791
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	6,895	6,682,633
Series 2016 B, RB	6.50%	11/01/2035	3,080	3,007,164
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(d)	5.00%	12/01/2050	6,630	6,735,503
Series 2021 B, RB(d)	6.50%	12/01/2026	510	519,135
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,629,415
Duluth (City of), MN Economic Development Authority;
Series 2018, RB(e)	5.45%	12/01/2046	380	304,000
Series 2018, RB(e)	5.63%	12/01/2055	1,000	800,000
International Falls (City of), MN; Series 1999, Ref. RB(a)	6.85%	12/01/2029	6,570	6,579,020
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,524,767
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(d)	5.00%	08/01/2053	500	527,965
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	6.25%	07/01/2037	1,075	1,235,619
Series 2017 A, RB(d)	6.50%	07/01/2048	4,740	5,426,064
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	520,567
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	1,749	1,571,702
Series 2006, RB	5.63%	10/01/2033	1,321	1,325,746
Series 2017 A, RB(d)	5.50%	07/01/2052	1,075	1,212,506
Series 2019, RB	5.00%	07/01/2049	1,000	1,130,662
Series 2019, RB	5.00%	07/01/2055	1,000	1,124,689
				55,387,274
Mississippi–0.35%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,669,354
Mississippi State University Educational Building Corp.; Series 2017, Ref. RB(k)	4.00%	08/01/2043	13,015	15,061,406
Stonebridge Public Improvement District; Series 2007, RB(e)	7.50%	10/01/2042	16,410	1,312,800
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,467,184
				31,510,744
Missouri–0.76%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(e)(f)	5.75%	06/01/2026	4,900	1,078,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(f)	7.05%	05/01/2027	11,270	8,182,590
Series 2005, RB	5.25%	06/01/2021	40	40,000
Series 2005, RB	5.50%	06/01/2029	2,885	2,886,134
Series 2007 A, RB(f)	5.75%	05/01/2026	2,125	1,580,004
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)(l)	6.13%	12/01/2036	570	370,500
Chesterfield Valley Transportation Development District; Series 2018, RB(b)	5.50%	05/15/2046	5,000	3,006,790
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(f)	5.63%	04/01/2027	3,100	2,736,293
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(f)(l)	5.00%	05/01/2026	3,020	1,359,000
Series 2006 A, RB(f)(l)	5.00%	05/01/2036	3,825	1,721,250
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.25%	10/01/2021	95	94,642
Series 2006 A, RB	5.40%	10/01/2026	400	379,362
Series 2006 A, RB	5.55%	10/01/2036	115	97,861
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	5.25%	12/01/2048	4,900	5,214,496
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(a)	6.75%	07/01/2036	1,021	1,021,016
Series 2019, RB(d)	5.00%	07/01/2040	5,780	5,952,828
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(a)(c)	5.00%	03/01/2049	$ 5,000	$ 6,146,322
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,890	1,973,851
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(e)(f)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,801,942
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,265,856
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	655	593,686
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	745	715,884
St Louis (County of), MO; Series 2007 A, RB(f)	5.50%	09/02/2028	1,108	498,600
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	5.00%	10/01/2046	2,750	2,802,304
St. Louis (City of), MO;
Series 2007, RB(f)(l)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(f)	5.50%	05/29/2028	2,031	777,351
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(e)(f)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,749,434
Series 2018 B, RB	6.38%	04/01/2043	2,000	2,048,755
St. Louis (County of), MO;
Series 2006, RB(f)(l)	6.00%	08/21/2026	1,660	332,000
Series 2006, RB(f)(l)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(f)	5.50%	01/20/2028	2,285	1,005,400
Series 2007 B, RB(f)(l)	5.50%	01/20/2028	1,510	226,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(d)	5.88%	03/01/2033	3,100	3,211,079
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $1,684,770)(e)(f)(g)	5.70%	04/01/2022	1,865	484,900
Series 2007, RB (Acquired 09/23/2011; Cost $876,272)(e)(f)(g)	5.75%	04/01/2027	975	253,500
				68,447,660
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(f)(l)	6.25%	09/01/2031	5,935	830,900
Nevada–0.79%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	979,893
Series 2007 A, RB	5.05%	02/01/2031	750	753,276
Series 2018 A, GO Bonds(k)	5.00%	05/01/2048	27,500	33,667,134
Clark (County of), NV (Stadium Improvement Bonds);
Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,819,198
Series 2018 A, GO Bonds	5.00%	05/01/2048	17,500	21,424,539
Clark County School District; Series 2018 A, GO Bonds	5.00%	06/15/2022	145	152,223
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,140,944
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	245	246,381
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(j)	0.00%	07/01/2058	27,500	4,608,885
				71,792,473
New Hampshire–0.32%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(d)	5.25%	07/01/2039	1,400	1,468,200
Series 2019 A, RB(d)	5.63%	07/01/2046	770	814,345
Series 2019 A, RB(d)	5.75%	07/01/2054	2,680	2,841,086
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB(h)(i)	6.88%	07/01/2021	1,825	1,834,894
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,171,530)(d)(e)(g)	5.25%	07/01/2027	1,100	825,000
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(d)(e)(g)	6.13%	07/01/2037	1,725	1,293,750
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(d)(e)(g)	6.25%	07/01/2042	865	648,750
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(d)(e)(g)	6.13%	07/01/2052	14,375	10,781,250
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	$ 7,366	$ 8,885,852
				29,393,127
New Jersey–1.71%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,271,699
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	6,367,529
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(d)	6.00%	10/01/2034	565	619,445
Series 2014 A, RB(d)	6.20%	10/01/2044	750	818,028
Series 2017 A, RB(d)	5.38%	07/01/2047	1,865	2,012,577
Series 2017 A, Ref. RB(d)	5.13%	09/01/2052	2,055	2,213,326
Series 2017, RB	5.00%	07/15/2047	1,875	2,158,917
Series 2018 A, RB (Acquired 08/29/2018-09/13/2018; Cost $2,713,726)(d)(g)	5.75%	09/01/2050	2,630	2,756,597
Series 2018 A, RB(d)	5.38%	10/01/2050	5,000	5,529,780
Series 2018 A, RB(d)	6.50%	11/01/2052	690	830,113
Series 2019 B, RB(d)	5.75%	10/01/2026	765	758,929
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(d)	5.00%	10/01/2039	6,000	6,097,689
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(a)	5.63%	11/15/2030	8,550	9,597,572
Series 2012, RB(a)	5.75%	09/15/2027	925	961,459
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(d)	6.30%	10/01/2049	500	546,091
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,083	3,867,550
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,042,933
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,556,828
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,363,021
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(d)(g)	5.75%	10/01/2038	5,000	4,860,733
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006, RB (INS - NATL)(c)	5.25%	12/15/2021	115	118,089
Series 2008 A, RB (INS - BAM)(c)(j)	0.00%	12/15/2037	10,000	6,952,991
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,898,111
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2051	5,000	5,900,773
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,956,130
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	22,286,427
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	46,264,051
				154,607,388
New Mexico–0.04%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	645,393
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	60	62,247
Series 2015 B, RB	5.90%	09/01/2032	380	394,231
Series 2015 C, RB	5.90%	09/01/2032	480	493,349
Series 2015 D, RB(j)	0.00%	03/01/2032	395	202,840
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,770,081
				3,568,141
New York–23.21%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.50%	12/31/2040	9,655	10,455,812
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(j)	0.00%	06/01/2055	17,700	1,852,569
Essex (County of), NY Industrial Development Agency; Series 2017, RB(a)	6.25%	06/01/2047	4,125	4,018,442
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(d)(e)	5.88%	01/01/2052	5,400	4,050,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	6,137,253
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2013 D, RB(h)(i)	5.25%	11/15/2023	$ 900	$ 1,013,044
Series 2013 D, RB(h)(i)	5.25%	11/15/2023	900	1,013,044
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	5,264,102
Series 2017, RB(k)	5.25%	11/15/2057	10,000	12,191,479
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2021	115	117,486
Series 2016 A1, RB	5.25%	11/15/2056	5,005	5,878,240
Series 2016 B-1, RB	5.00%	11/15/2051	10,470	12,309,681
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,641,096
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	14,861,541
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	27,398,427
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	13,649,153
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	32,767,411
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	37,012,705
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,003,538
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	32,815	38,521,739
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/29/2016; Cost $99,683)(e)(g)	5.88%	01/01/2023	100	54,963
Series 2014 A, RB (Acquired 11/18/2014-08/08/2016; Cost $922,557)(e)(g)	6.50%	01/01/2032	923	507,375
Series 2014 A, RB (Acquired 11/19/2014; Cost $1,148,462)(e)(g)	6.70%	01/01/2049	1,742	958,032
Series 2014 A, RB (Acquired 11/19/2014-01/24/2018; Cost $5,734,833)(e)(g)	6.70%	01/01/2049	6,100	3,355,000
Series 2014 C, RB (Acquired 11/18/2014-11/19/2014; Cost $0)(e)(g)	2.00%	01/01/2049	2,937	293,741
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(a)	4.00%	07/15/2045	4,000	4,677,359
Series 2020 221, RB(a)	4.00%	07/15/2050	12,550	14,580,826
Series 2020 221, RB(a)	4.00%	07/15/2055	46,110	53,191,708
Series 2020 221, RB(a)	4.00%	07/15/2060	33,475	38,440,738
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,412,064
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,704,660
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,695,774
Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,391,611
Series 2021, Ref. RB(a)	3.00%	10/01/2028	3,000	3,411,650
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,215,455
Series 2021, Ref. RB(a)	4.00%	07/15/2046	4,500	5,326,674
Series 2021, Ref. RB(a)	4.00%	07/15/2061	26,345	30,506,685
Series 2021, Ref. RB	4.00%	07/15/2061	20,000	23,575,606
New York (City of), NY;
Series 2018 D-1, GO Bonds	5.00%	12/01/2041	9,850	12,306,694
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,437,683
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,311,505
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	67,200	78,343,346
Series 2021 CC-1, RB	5.00%	06/15/2051	25,000	32,538,277
Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	216,662
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	27,200	34,696,562
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(h)	6.20%	10/01/2022	8,670	9,069,371
New York (City of), NY Transitional Finance Authority;
Series 2018 A-1, RB	5.00%	08/01/2040	2,450	3,080,140
Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5,000	5,871,795
Series 2019 A-3, RB	4.00%	05/01/2041	7,500	8,825,059
Series 2019 A-3, RB	4.00%	05/01/2042	9,420	11,056,725
Series 2020 D, RB	4.00%	11/01/2038	5,000	6,045,547
Series 2020 D, RB	4.00%	11/01/2039	6,000	7,231,886
Series 2020 D, RB	4.00%	11/01/2046	7,500	8,893,741
Series 2020 D, RB	4.00%	11/01/2047	10,000	11,846,178
Series 2020, RB	4.00%	05/01/2047	17,000	20,148,264
Series 2021 E-1, RB	4.00%	02/01/2039	6,830	8,267,169
Series 2021 E-1, RB	4.00%	02/01/2049	65,000	77,044,493
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System; Series 2021 CC-1, RB	4.00%	06/15/2051	$ 25,000	$ 29,760,205
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB	5.00%	03/15/2037	6,500	8,257,526
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,304,037
Series 2018 XF0685, Revenue Ctfs.(k)	5.00%	03/15/2040	15,000	18,719,055
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,426,294
Series 2020 A, Ref. RB	4.00%	03/15/2046	18,455	21,787,465
Series 2020 A, Ref. RB	4.00%	03/15/2047	25,000	29,482,467
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,290	46,289,993
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,845,121
Series 2021 A, Ref. RB	4.00%	03/15/2039	15,000	18,156,681
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,263,234
Series 2020 N, Ref. RB	4.00%	01/01/2046	3,360	3,910,635
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	14,600	17,344,292
New York City Transitional Finance Authority Building Aid Revenue; Series 2018 S-3, Ref. RB(k)	5.00%	07/15/2035	25,000	31,580,243
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2017 A-3, RB(k)	5.00%	08/01/2041	53,425	66,305,709
Series 2017 B-1, RB(k)	4.00%	08/01/2041	15,000	16,783,667
Series 2017 F-1, RB(k)	5.00%	05/01/2042	75,000	92,335,388
Series 2018 B-1, RB(k)	5.00%	08/01/2045	20,140	24,885,030
Series 2018 C-3, RB(k)	5.00%	05/01/2041	16,810	20,956,429
Series 2018, RB(k)	5.00%	08/01/2042	13,000	16,273,371
New York Counties Tobacco Trust V; Series 2005 S4B, RB(d)(j)	0.00%	06/01/2060	234,000	11,618,077
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.75%	11/15/2051	21,750	22,267,409
New York Power Authority;
Series 2020 A, Ref. RB	4.00%	11/15/2045	17,500	20,674,208
Series 2020 A, Ref. RB(k)	4.00%	11/15/2050	30,000	35,245,914
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,000	8,132,405
New York State Dormitory Authority;
Series 2017 A, RB(k)	5.00%	03/15/2044	15,000	18,315,161
Series 2018 A, RB(k)	5.00%	03/15/2039	13,270	16,585,001
Series 2018 C, Ref. RB(k)	5.00%	03/15/2037	25,000	31,313,248
Series 2018 C, Ref. RB(k)	5.00%	03/15/2041	31,720	39,532,417
Series 2018 E, Ref. RB(k)	5.00%	03/15/2041	10,000	12,628,611
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,332,046
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	5,450	7,016,599
Series 2020 A, RB	5.00%	03/15/2042	4,075	5,227,828
Series 2020 A, RB	4.00%	03/15/2045	13,165	15,564,284
Series 2020 A, RB	4.00%	03/15/2049	25,930	30,509,202
Series 2020 C, Ref. RB	5.00%	03/15/2038	19,000	24,690,870
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	5,911,236
Series 2020 C, Ref. RB	5.00%	03/15/2047	13,000	16,547,752
Series 2020 C, Ref. RB	4.00%	03/15/2049	3,000	3,529,796
Series 2020 C, Ref. RB	5.00%	03/15/2050	50,500	64,058,710
Series 2020, Ref. RB	4.00%	03/15/2039	25,000	30,060,105
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2021	3,000	3,022,985
Series 2020, Ref. RB(a)	5.25%	08/01/2031	16,095	19,224,789
Series 2020, Ref. RB(a)	5.38%	08/01/2036	9,800	12,304,465
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	47,570	47,918,022
Series 2016, Ref. RB(a)	5.00%	08/01/2031	43,220	43,525,725
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	4.00%	07/01/2031	2,525	2,768,380
Series 2016 A, RB(a)	5.00%	07/01/2034	2,500	2,839,755
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(a)	5.00%	10/01/2040	$ 20,000	$ 25,286,922
Series 2020, RB(a)	4.38%	10/01/2045	6,500	7,715,226
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,828,975
Port Authority of New York & New Jersey;
Series 2017 206, Ref. RB(a)(k)	5.00%	11/15/2042	2,000	2,450,436
Series 2017, Ref. RB(k)	5.00%	04/15/2057	11,050	13,231,533
Series 2017, Ref. RB(k)	5.00%	05/15/2057	13,000	15,809,838
Series 2019, RB(a)(k)	5.00%	11/01/2049	50,045	61,944,845
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	8,385	8,399,079
Tender Option Bond Trust Receipts/Certificates; Series 2018-XF0683, Revenue Ctfs.(a)(k)	5.00%	11/15/2047	19,725	23,842,339
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	13,550	17,519,799
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	5,000	5,866,495
Series 2021 A, RB	5.00%	11/15/2051	58,000	74,655,941
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	530,779
				2,100,801,829
North Carolina–0.23%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,197,360
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	897,808
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	19,015,809
				21,110,977
North Dakota–0.31%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(a)(d)	6.63%	12/15/2031	3,000	3,006,362
Series 2021, RB(a)(d)	7.00%	12/15/2043	17,000	17,040,637
Grand Forks (County of), ND (Red River Biorefinery LLC) (Green Bonds); Series 2020, Ref. RB(a)	6.38%	12/15/2043	8,925	8,335,036
				28,382,035
Northern Mariana Islands–0.24%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	24,265	21,782,132
Ohio–4.01%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,000	4,630,702
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,405	154,648,159
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	104,895	16,895,868
Butler (County of), NY Port Authority; Series 2013, Ref. RB	7.00%	07/01/2043	5,645	5,934,636
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	947,394
Series 2018, Ref. RB	5.50%	12/01/2043	735	857,013
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,381,412
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	170	170,467
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,000	11,875,339
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,806,487
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,050,888
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,819,206
FirstEnergy Solutions Corp.;
Class A3(f)	3.75%	12/01/2023	7,750	225,098
Class B5(f)	3.10%	03/01/2023	2,000	58,090
Franklin (County of), OH (Nationwide Children Hospital); Series 2012, RB	5.00%	11/01/2042	7,000	7,306,396
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(h)(i)	8.00%	07/01/2022	34,850	37,564,989
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	$ 780	$ 765,144
Series 2004, RB	6.40%	02/15/2034	2,500	2,286,436
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	3,251,147
Hickory Chase Community Authority; Series 2019, Ref. RB(d)	5.00%	12/01/2040	1,880	2,047,475
Lake (County of), OH; Series 2008 C, Ref. RB	5.75%	08/15/2038	20	20,065
Lorain (County of), OH Port Authority; Series 2005 A, RB(a)	6.00%	11/15/2025	170	170,225
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,250,143
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	6,478,039
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,070	1,129,387
Ohio (State of) Air Quality Development Authority; Series 2019, RB(a)(d)	5.00%	07/01/2049	10,000	11,295,284
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(i)	4.25%	09/15/2021	10,795	10,929,279
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	26,792,352
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	5,878,017
Series 2019, RB	5.00%	11/01/2044	10,960	13,588,710
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(d)	5.45%	01/01/2038	5,400	5,461,809
Southeastern Ohio Port Authority (Memorial Health System); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,311,254
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	1,337	1,209,255
Warren (County of), OH Port Authority;
Series 2019 D, RB(d)	4.00%	12/01/2039	2,305	2,469,696
Series 2019 D, RB(d)	5.00%	12/01/2052	3,670	4,181,222
Series 2019, RB(d)	5.25%	12/01/2052	6,105	6,307,746
				362,994,829
Oklahoma–0.30%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,375,000)(g)	6.63%	10/01/2037	4,655	3,724,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, Ref. PCR(a)	6.50%	09/01/2026	100	100,404
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(i)	5.00%	06/01/2025	20,660	23,146,921
				26,971,325
Oregon–0.08%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,105,320
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,108,269
Oregon (State of) Facilities Authority;
Series 2015 A, RB(d)	5.75%	06/15/2046	1,740	1,908,108
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,798,512
				6,920,209
Pennsylvania–1.64%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	21,538,813
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2011, Ref. RB	6.55%	12/01/2027	2,115	2,164,506
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.38%	05/01/2042	8,000	9,457,436
Allentown Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	4,120	5,186,626
Bucks (County of), PA Industrial Development Authority (Waste Management, Inc.); Series 2002, RB(a)	2.75%	12/01/2022	5,000	5,190,515
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,688,442
Series 2016, RB	5.50%	01/01/2052	11,080	10,886,284
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(d)	5.00%	03/01/2038	525	626,851
Series 2018, RB(d)	5.13%	03/01/2048	1,047	1,237,298
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	$ 2,750	$ 2,993,623
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,489,096
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(a)	6.90%	06/01/2024	3,400	4,037,384
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,818
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2042	5,000	5,276,151
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,201,674
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,614,929
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	472,221
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,920,443
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(g)(l)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(f)(l)	5.00%	12/31/2023	2,779	694,693
Pennsylvania (Commonwealth of); Series 2021, GO Bonds	4.00%	05/15/2032	19,425	24,537,557
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, RB(a)(d)	5.75%	06/01/2036	4,577	4,577,383
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,398,724
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,454
Pennsylvania (State of) Turnpike Commission;
Series 2014 B, RB	5.25%	12/01/2044	560	650,305
Series 2021 A, RB	4.00%	12/01/2050	2,500	2,935,234
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	195	200,168
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,083,620
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2036	3,350	3,514,735
Series 2012 A, RB	5.63%	07/01/2042	5,250	5,500,693
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(h)(i)	6.13%	03/15/2023	1,500	1,657,516
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(d)	5.00%	03/15/2045	8,430	9,060,803
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,287,335
				148,160,994
Puerto Rico–9.93%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,705	3,727,828
Series 2002, RB	5.50%	05/15/2039	35,925	36,782,893
Series 2002, RB	5.63%	05/15/2043	108,400	108,963,355
Series 2005 A, RB(j)	0.00%	05/15/2050	28,000	4,398,920
Series 2005 B, RB(j)	0.00%	05/15/2055	127,450	11,366,616
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(e)	5.13%	07/01/2031	450	402,750
Series 2004 A, GO Bonds(e)	5.00%	07/01/2024	1,500	1,346,250
Series 2004 A, GO Bonds(e)	5.00%	07/01/2034	1,660	1,489,850
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,268
Series 2007 A, GO Bonds(e)	5.25%	07/01/2037	2,165	1,948,500
Series 2008 A, Ref. GO Bonds(e)	5.25%	07/01/2026	1,920	1,720,800
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	14,550	13,295,062
Series 2009 B, Ref. GO Bonds(e)	5.75%	07/01/2038	3,000	2,643,750
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	9,265	8,234,269
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	65,250	57,256,875
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	5	5,127
Series 2011 C, Ref. GO Bonds(e)	6.00%	07/01/2035	2,625	2,247,656
Series 2011 C, Ref. GO Bonds(e)	5.75%	07/01/2036	11,540	9,534,925
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,385,595
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2011 C, Ref. GO Bonds(e)	6.50%	07/01/2040	$ 13,000	$ 11,423,750
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	3,255	2,750,475
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	14,695	12,417,275
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2027	340	287,300
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2033	2,550	2,119,687
Series 2012 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2035	3,885	4,020,668
Series 2012 A, Ref. GO Bonds(e)	5.13%	07/01/2037	2,000	1,657,500
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2041	6,765	5,445,825
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.50%	07/01/2028	250	265,333
Series 2012 A, RB	5.25%	07/01/2029	8,130	8,604,487
Series 2012 A, RB	5.00%	07/01/2033	19,468	20,546,373
Series 2012 A, RB	5.75%	07/01/2037	25,035	26,644,833
Series 2012 A, RB	5.25%	07/01/2042	10,000	10,583,600
Series 2012 A, RB	6.00%	07/01/2047	37,380	39,893,760
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2026	895	856,962
Series 2007 TT, RB(e)	5.00%	07/01/2027	1,990	1,905,425
Series 2007 TT, RB(e)	5.00%	07/01/2032	3,680	3,523,600
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2021	55	52,663
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2022	210	201,075
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2024	15	14,363
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	8,117,136
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	188,069
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	23,755,998
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	502,133
Series 2008 WW, RB(e)	5.50%	07/01/2038	605	582,312
Series 2008 WW-RSA-1, RB(e)	5.50%	07/01/2021	60	57,750
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2022	85	81,813
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2024	390	375,375
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2033	415	398,400
Series 2010 AAA, RB(e)	5.25%	07/01/2021	40	38,400
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2022	40	38,400
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2023	10	9,600
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,600	2,496,000
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2029	445	427,200
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2030	95	91,200
Series 2010 AAA-RSA-1, Ref. RB(e)	5.25%	07/01/2026	4,570	4,387,200
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	310	296,825
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2024	35	33,513
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2027	285	272,887
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2028	540	517,050
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2022	185	177,138
Series 2010 XX, RB(e)	5.25%	07/01/2035	2,660	2,553,600
Series 2010 XX, RB(e)	5.25%	07/02/2040	28,430	27,292,800
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	10	9,600
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2027	845	811,200
Series 2010 XX-RSA-1, RB(e)	5.75%	07/01/2036	18,575	17,924,875
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	1,135	1,089,600
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2021	95	90,963
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2021	25	24,000
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	850	813,875
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2022	50	48,000
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2024	215	205,862
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	190	181,212
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	275	264,000
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2026	10	9,575
Series 2012 A, RB(e)	5.00%	07/02/2029	3,100	2,968,250
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2012 A, RB(e)	5.05%	07/01/2042	$ 11,925	$ 11,418,187
Series 2013 A, RB(e)	7.00%	07/01/2040	480	472,200
Series 2013 A, RB(e)	7.00%	07/01/2043	9,080	8,932,450
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	160	157,800
Series 2016 E-2, RB(e)	10.00%	07/01/2021	1,629	1,659,596
Series 2016 E-2, RB(e)	10.00%	01/01/2022	543	553,199
Series 2016 E-4, RB(e)	10.00%	07/01/2022	543	553,200
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	45	46,208
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	27,126
Series 2003 AA, RB(e)	5.00%	07/01/2028	1,360	1,489,200
Series 2003 AA, RB(e)	5.00%	07/02/2035	1,035	1,133,325
Series 2003 AA-2, Ref. RB(e)	5.30%	07/02/2035	7,895	8,645,025
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	605	309,306
Series 2003, RB (INS - FGIC)(c)(l)	5.75%	07/01/2021	350	329,875
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,262,482
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	220,770
Series 2003, RB(e)	5.00%	07/03/2028	2,175	309,937
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	250	256,375
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,624,077
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	135,610
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2029	5,000	5,475,000
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2030	3,250	3,558,750
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	90,806
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	180,140
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	67,370
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2012, Ref. RB	5.00%	10/01/2021	100	100,888
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	5,600	5,796,000
Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,062,542
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	25	25,671
Series 2006 B, RB(e)	5.00%	07/01/2031	5,000	1,300,000
Series 2006 B, RB(e)	5.00%	07/01/2037	3,000	780,000
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(e)	6.50%	10/01/2037	7,300	2,938,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 1993 L, Ref. RB (INS - AMBAC)(c)	5.50%	07/01/2021	197	197,045
Series 2009 Q, RB(e)	5.50%	07/01/2037	200	199,750
Series 2009 Q, RB(e)	5.63%	07/01/2039	5,860	5,896,625
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(e)	5.25%	07/01/2036	1,515	1,494,169
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	412,976
Series 2007 N, RB(e)	5.00%	07/01/2032	3,870	3,840,975
Series 2007 N, RB(e)	5.00%	07/01/2037	150	148,313
Series 2009 P, Ref. RB(e)	6.13%	07/01/2023	12,000	12,240,000
Series 2009 P, Ref. RB(e)	6.25%	07/01/2026	5,100	5,214,750
Series 2009 P, Ref. RB(e)	6.75%	07/01/2036	4,980	5,123,175
Series 2011 S, RB(e)	5.75%	07/01/2022	12,845	12,764,719
Series 2011 S, RB(e)	5.50%	07/01/2023	260	257,725
Series 2012 U, Ref. RB(e)	5.25%	07/03/2023	100	93,000
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	73,395	68,257,350
Puerto Rico Public Finance Corp.; Series 2011 B, RB(e)	5.50%	08/01/2031	49,020	710,790
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	$ 11	$ 9,373
Series 2018 A-1, RB	4.50%	07/01/2034	11	12,109
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,749,806
Series 2018 A-1, RB(j)	0.00%	07/01/2046	157,376	51,236,904
Series 2018 A-1, RB(j)	0.00%	07/01/2051	103,344	24,439,120
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	38,869,094
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	46,713,700
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	5,075,483
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	16,607,951
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2021	50	50,000
Series 2006 P, Ref. RB	5.00%	06/01/2022	100	99,500
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,102,200
Series 2006 Q, RB	5.00%	06/01/2036	1,025	994,250
				898,830,271
Rhode Island–0.09%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(e)(g)	7.25%	07/15/2035	44,240	7,963,200
South Carolina–0.49%
Lancaster County School District; Series 2018 XF252, GO Bonds(k)	4.00%	03/01/2036	12,555	14,635,602
Richland (County of), SC; Series 2004, RB(f)	6.20%	11/01/2036	11,953	9,596,586
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds); Series 2019 A, RB(a)(d)	7.00%	05/01/2039	5,000	4,812,385
South Carolina (State of) Ports Authority;
Series 2018, RB(a)	5.00%	07/01/2043	1,500	1,851,224
Series 2018, RB(a)	5.00%	07/01/2055	3,750	4,575,882
South Carolina (State of) Public Service Authority; Series 2013 A, RB	5.50%	12/01/2033	6,465	7,229,597
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,434,982
				44,136,258
Tennessee–0.98%
Bristol (City of), TN Industrial Development Board; Series 2016 B, RB(d)(j)	0.00%	12/01/2022	1,000	943,405
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	896,884
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,757,420
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,434,266
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,891,021
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(a)	5.00%	07/01/2043	7,250	8,784,890
Memphis (City of), TN; Series 2018, GO Bonds(k)	4.00%	06/01/2047	10,765	12,240,317
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	600	690,555
Nashville (City of), TN Metropolitan Airport Authority;
Series 2019 B, RB(a)	5.00%	07/01/2044	20,000	25,088,748
Series 2019 B, RB(a)	5.00%	07/01/2049	4,430	5,511,892
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,395,001
Series 2013 B, Ref. RB(e)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(a)	5.00%	07/01/2054	16,500	20,395,625
				88,347,524
Texas–5.09%
Alamo Community College District; Series 2021, GO Bonds	4.00%	08/15/2032	9,465	11,782,472
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(a)(e)(f)	6.50%	11/01/2029	34,600	346
Argyle (Town of), TX;
Series 2017, RB	5.00%	09/01/2037	890	1,015,608
Series 2017, RB	5.25%	09/01/2047	1,475	1,675,303
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	$ 1,100	$ 1,313,234
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,979,282
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,769,788
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,709,727
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,327,943
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	858,804
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	5,107,727
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	665	715,695
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	6,165	8,009,805
Board of Regents of the University of Texas System;
Series 2020 A, Ref. RB	5.00%	08/15/2030	20,575	27,722,570
Series 2020 C, Ref. RB	5.00%	08/15/2031	8,620	11,866,639
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(a)	7.00%	03/01/2039	19,100	20,698,332
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC);
Series 2020 A, RN(a)(d)	7.50%	07/27/2021	11,020	11,020,508
Series 2020 B, RN(d)	10.50%	07/27/2021	11,795	11,795,491
Cambridge Student Housing Financing Co. L.P.;
Series 2004 A, RB (Acquired 11/24/2004; Cost $15,135,000)(e)(f)(g)	7.00%	11/01/2039	15,135	6,054,000
Series 2004 C, RB(e)	9.70%	11/01/2039	4,502	900
Series 2004 D, RB(e)	1.00%	11/01/2039	3,659	732
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,785	1,888,746
Series 2015, RB	7.25%	09/01/2045	975	1,030,048
Series 2015, RB	7.50%	09/01/2045	3,865	4,164,082
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(h)(i)	5.75%	08/15/2021	750	758,495
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,841,782
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.00%	11/01/2022	110	117,498
Series 2013 G, RB	5.00%	11/01/2022	260	277,723
Edinburg Economic Development Corp.; Series 2019, RB(d)	5.00%	08/15/2044	1,645	1,718,683
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,775	1,446,640
Series 2014, RB	6.00%	09/01/2038	3,700	2,762,850
Series 2014, RB	6.13%	09/01/2044	3,500	2,554,384
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(h)(i)(k)	5.00%	10/01/2023	10,000	11,132,877
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,191,853
Series 2018 XF2669, Revenue Ctfs.(k)	5.00%	10/01/2048	32,525	40,278,004
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2018 A, RB(k)	5.00%	10/01/2043	15,000	18,683,741
Gulf Coast Industrial Development Authority; Series 1998, RB(a)	8.00%	04/01/2028	20	20,027
Houston (City of), TX;
Series 2011 B, Ref. RB(h)(i)	5.00%	07/01/2021	225	225,886
Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,233,247
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	4,184,753
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(a)	5.00%	07/15/2028	8,250	9,907,573
Series 2020, Ref. RB(a)	5.00%	07/15/2027	1,750	2,080,478
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	1,250	1,485,047
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	7,133,254
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (Acquired 10/18/2016; Cost $7,835,000)(a)(d)(g)	6.50%	12/01/2033	7,835	7,835,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	25,000	26,505,987
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(h)(i)	5.88%	04/01/2023	$ 785	$ 866,204
Series 2013 A, RB(h)(i)	6.00%	04/01/2023	1,950	2,155,027
Series 2016 A, RB(h)(i)	5.00%	04/01/2026	1,080	1,303,047
Series 2016 A, RB(h)(i)	5.00%	04/01/2026	2,315	2,786,984
Series 2016 A, RB	5.50%	08/15/2046	700	704,208
Series 2016 A, RB	5.50%	08/15/2051	1,200	1,207,090
Series 2016 A-1, RB	5.00%	07/01/2031	350	376,425
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,455,736
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,299,170
Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	1,096,736
Series 2018 A, RB(d)	6.00%	08/15/2047	13,435	14,660,656
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	612,825
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	2,133,988
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,915,031
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,830,501
Series 2016, RB	5.00%	07/01/2051	1,750	1,822,331
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(d)	5.00%	08/15/2040	2,390	2,611,897
Series 2020 A, RB(d)	5.00%	08/15/2050	2,220	2,406,783
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(d)	5.13%	08/15/2047	2,085	2,094,895
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	8,724,904
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	401,205
Series 2016 A, RB	5.50%	11/15/2046	650	638,623
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,305,832
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,695,552
Series 2020, RB	5.25%	10/01/2055	9,390	10,193,037
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,355,591
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	375	386,868
Series 2018, RB	5.00%	06/15/2048	750	771,467
North Central Texas Housing Finance Corp.; Series 2012, RB(i)	6.15%	01/01/2029	1,500	1,521,206
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	725,963
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,090,601
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	5,370	6,253,729
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	8.00%	11/15/2049	3,000	3,354,593
Round Rock Independent School District; Series 2015, GO Bonds(h)(i)	6.00%	08/01/2021	1,635	1,638,695
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	473,415
Sabine Neches Housing Finance Corp.; Series 2012, RB(i)	6.15%	01/01/2029	1,870	1,893,847
San Antonio (City of), TX; Series 2011, GO Bonds(h)(i)	5.00%	08/01/2021	300	302,428
San Antonio Independent School District; Series 2021, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2029	5,670	7,492,353
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(a)(e)(f)(g)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(h)(i)	4.00%	05/15/2023	585	628,781
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-07/18/2012; Cost $3,810,000)(e)(g)	5.75%	11/16/2037	3,810	1,714,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,977,513
Series 2017, RB	6.75%	11/15/2052	2,000	2,261,609
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(g)	6.38%	02/15/2048	$ 5,710	$ 4,676,839
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(g)	6.38%	02/15/2052	3,000	2,458,246
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(g)	6.38%	02/15/2041	2,075	1,697,639
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	578,767
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,306,377
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,445,507
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	4,098,889
Texas State Student Housing Corp.;
Series 2001, RB	6.75%	07/01/2021	145	145,005
Series 2001, RB	6.85%	07/01/2031	215	215,001
Texas Water Development Board; Series 2018, RB(k)	5.00%	10/15/2053	13,515	16,953,575
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,975	1,976,525
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,375	6,523,103
Wise (County of), TX;
Series 2011, RB	7.50%	08/15/2025	2,920	2,963,242
Series 2011, RB	7.75%	08/15/2028	4,615	4,685,680
				460,454,805
Utah–0.54%
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	140	150,827
Series 2014, RB	8.25%	08/01/2034	610	643,737
Salt Lake (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2048	4,000	4,843,731
Series 2018 A, RB(a)	5.25%	07/01/2048	7,410	9,095,588
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	265	270,772
Series 2012, RB	6.00%	07/15/2032	1,750	1,787,673
Series 2012, RB	6.25%	07/15/2042	3,870	3,952,741
Series 2016 A, Ref. RB(d)	5.00%	02/15/2046	855	907,844
Series 2017, Ref. RB(d)	5.25%	06/15/2037	4,810	5,440,267
Series 2017, Ref. RB(d)	5.38%	06/15/2048	7,415	8,293,773
Series 2018 A, RB(d)	5.25%	10/15/2048	2,205	2,284,289
Series 2019 A, RB(d)	5.38%	06/15/2049	3,645	3,771,082
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(d)	5.00%	10/15/2038	2,330	2,414,627
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(d)	5.00%	06/15/2050	2,000	2,201,287
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(h)(i)	6.30%	07/15/2022	750	800,513
Series 2012, RB(h)(i)	6.55%	07/15/2022	1,640	1,754,072
Weber State University; Series 2017, Ref. RB (INS -AGM)(c)	5.00%	04/01/2022	175	182,127
				48,794,950
Vermont–0.08%
East Central Vermont Telecommunications District;
Series 2018 A, RB(d)	5.75%	12/01/2036	1,450	1,546,054
Series 2018 A, RB(d)	5.60%	12/01/2043	960	1,009,222
Series 2019 A, RB(d)	5.00%	12/01/2048	4,330	4,417,637
				6,972,913
Virgin Islands–0.13%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	05/15/2035	28,550	12,111,250
Virginia–0.48%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	1,425	855,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	$ 1,207	$ 983,455
Series 2014 B, RB	6.05%	03/01/2044	2,724	2,219,215
Series 2014 C, RB(e)	6.05%	03/01/2054	1,965	358,612
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,520,944
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	1,000	1,095,781
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(d)	5.55%	01/01/2037	2,140	2,257,274
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2050	3,910	3,815,772
Series 2020, RB	5.13%	09/01/2055	2,920	2,862,020
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB	5.25%	09/01/2049	14,735	14,831,774
Series 2019 A, Ref. RB	5.38%	09/01/2054	7,215	7,298,189
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,522,789
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(a)(d)(i)	5.00%	07/01/2038	1,690	1,766,344
				43,387,169
Washington–1.28%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	750	779,637
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	2,200	2,581,316
Series 2018 A, RB(d)	5.25%	01/01/2038	3,000	3,531,517
Series 2018 B, RB(d)	5.00%	01/01/2032	500	586,663
Series 2018 B, RB(d)	5.25%	01/01/2038	1,000	1,177,172
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	145	145,184
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(a)	6.10%	10/01/2031	50	50,068
Seattle (Port of), WA; Series 2019, RB(a)	5.00%	04/01/2044	25,295	30,925,705
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,100,457
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(a)(d)(e)	7.50%	01/01/2032	26,355	19,766,250
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(d)	5.63%	12/01/2040	8,000	9,100,158
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(d)	9.00%	12/01/2036	16,050	17,082,009
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	21,600	25,143,065
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(d)	7.00%	07/01/2045	1,000	1,106,323
Series 2015 A, RB(d)	7.00%	07/01/2050	1,700	1,877,392
				115,952,916
West Virginia–0.91%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	3,000	2,977,432
Series 2011 A, RB	6.75%	10/01/2037	4,500	4,446,908
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(d)(e)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)	5.75%	06/01/2042	19,000	21,655,374
Series 2019 B, Ref. RB(d)	7.50%	06/01/2042	6,140	6,833,610
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	3,435	3,766,140
Series 2020, Ref. RB(d)	7.50%	06/01/2043	9,060	10,054,371
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	10,190,780
West Virginia (State of);
Series 2021 A, GO Bonds	5.00%	06/01/2031	2,975	4,069,836
Series 2021 A, GO Bonds	5.00%	12/01/2031	3,595	4,902,047
				82,468,998
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.20%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)	6.75%	08/01/2031	$ 22,000	$ 24,626,879
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(d)	4.75%	06/01/2029	250	276,284
Series 2019 A, RB(d)	5.25%	06/01/2039	750	826,614
Series 2019 A, RB(d)	5.50%	06/01/2049	1,940	2,136,439
Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(d)	4.50%	07/01/2048	5,000	5,181,070
Series 2021 B, RB(d)	6.00%	07/01/2031	7,040	6,966,297
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,539,261
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,111,184
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,245,613
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,709,346
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,905)(d)(g)(j)	0.00%	01/01/2047	156	4,745
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,068)(d)(g)(j)	0.00%	01/01/2048	136	4,089
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,684)(d)(g)(j)	0.00%	01/01/2049	134	3,945
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,141)(d)(g)(j)	0.00%	01/01/2050	129	3,674
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,780)(d)(g)(j)	0.00%	01/01/2051	127	3,555
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,466)(d)(g)(j)	0.00%	01/01/2052	165	4,448
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,071)(d)(g)(j)	0.00%	01/01/2053	163	4,316
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,449)(d)(g)(j)	0.00%	01/01/2054	158	4,066
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,005)(d)(g)(j)	0.00%	01/01/2055	154	3,903
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,574)(d)(g)(j)	0.00%	01/01/2056	151	3,765
Series 2005 A-1, RB (Acquired 09/08/2005-07/31/2020; Cost $9,349,640)(d)(e)(g)	5.50%	07/01/2056	7,795	6,128,505
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,504)(d)(g)(j)	0.00%	01/01/2057	168	4,065
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,006)(d)(g)(j)	0.00%	01/01/2058	163	3,877
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,523)(d)(g)(j)	0.00%	01/01/2059	159	3,712
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,129)(d)(g)(j)	0.00%	01/01/2060	156	3,527
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,818)(d)(g)(j)	0.00%	01/01/2061	153	3,387
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,379)(d)(g)(j)	0.00%	01/01/2062	149	3,217
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,024)(d)(g)(j)	0.00%	01/01/2063	146	3,086
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,681)(d)(g)(j)	0.00%	01/01/2064	143	2,971
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,414)(d)(g)(j)	0.00%	01/01/2065	140	2,835
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,928)(d)(g)(j)	0.00%	01/01/2066	151	2,915
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $105,894)(d)(g)(j)	0.00%	01/01/2067	1,821	32,701
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	6,980,764
Series 2012 B-1, RB(j)	0.00%	10/01/2042	1,055	824,219
Series 2012 C-1, RB(j)	0.00%	10/01/2042	2,000	902,500
Series 2012, RB	6.00%	09/01/2045	5,875	5,999,480
Series 2015 A, RB	6.00%	02/01/2045	1,910	2,036,857
Series 2016 A, RB(d)	5.25%	05/01/2046	2,500	2,647,219
Series 2016 A, RB	5.25%	01/01/2052	10,960	10,827,912
Series 2017 A, RB	5.00%	12/01/2052	865	885,705
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	9,260,376
Series 2019 A, RB(d)	5.38%	06/01/2044	1,480	1,517,693
Series 2019 A, RB(d)	5.50%	06/01/2054	1,840	1,884,293
Series 2019, RB(d)	5.00%	06/15/2054	455	493,691
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(d)	5.00%	06/01/2040	760	834,655
Series 2020 A, RB(d)	5.00%	06/01/2049	1,340	1,449,099
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(d)	5.13%	06/01/2048	2,075	2,293,425
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	1,060	1,105,878
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,399,244
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2049	$ 520	$ 565,481
				108,762,782
Total Municipal Obligations (Cost $8,840,186,722)					9,235,921,824
			Shares
Common Stocks & Other Equity Interests–0.14%
Georgia–0.01%
Delta Air Lines, Inc.(n)			7,679	366,134
Michigan–0.00%
General Motors Co.(n)			2,919	173,126
Ohio–0.13%
Energy Harbor Corp.(n)			363,120	11,801,400
Total Common Stocks & Other Equity Interests (Cost $11,063,438)					12,340,660
	Interest Rate	Maturity Date	Principal Amount (000)
Variable Rate Senior Loan Interests–0.05%
Pennsylvania–0.02%
CarbonLITE P LLC; DIP Term Loan(f)	12.00%	09/05/2021	$ 2,187	2,186,930
Texas–0.03%
CarbonLITE Recycling LLC	0.00%	09/05/2021	2,563	2,563,336
Total Variable Rate Senior Loan Interests (Cost $4,750,266)					4,750,266
U.S. Dollar Denominated Bonds & Notes–0.01%
Texas–0.01%
Aspen Power LLC;
Series 4(e)(f)	9.00%	11/15/2049	7,000	520,727
Series 1(e)(f)	9.00%	11/15/2049	3,500	260,364
Series 2(e)(f)	9.00%	11/15/2049	6,000	446,338
Series 3(e)(f)	9.00%	11/15/2049	2,750	204,571
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,250,000)					1,432,000
TOTAL INVESTMENTS IN SECURITIES(o)–102.23% (Cost $8,875,250,426)					9,254,444,750
FLOATING RATE NOTE OBLIGATIONS–(7.79)%
Notes with interest and fee rates ranging from 0.52% to 0.91% at 05/31/2021 and contractual maturities of collateral ranging from 05/01/2029 to 11/15/2057(p)				(705,315,000)
OTHER ASSETS LESS LIABILITIES–5.56%					503,209,760
NET ASSETS–100.00%					$9,052,339,510
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
DIP	– Debtor-in-Possession
FGIC	– Financial Guaranty Insurance Company
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $945,587,404, which represented 10.45% of the Fund’s Net Assets.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $551,244,537, which represented 6.09% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2021 was $122,010,886, which represented 1.35% of the Fund’s Net Assets.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Zero coupon bond issued at a discount.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $60,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $1,191,373,342 are held by TOB Trusts and serve as collateral for the $705,315,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,113,015,552	$122,906,272	$9,235,921,824
Common Stocks & Other Equity Interests	12,340,660	—	—	12,340,660
Variable Rate Senior Loan Interests	—	2,563,336	2,186,930	4,750,266
U.S. Dollar Denominated Bonds & Notes	—	—	1,432,000	1,432,000
Total Investments in Securities	12,340,660	9,115,578,888	126,525,202	9,254,444,750
Other Investments - Assets
Investments Matured	—	6,227,515	16,509,837	22,737,352
Total Investments	$12,340,660	$9,121,806,403	$143,035,039	$9,277,182,102
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2021:
	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2021
Municipal Obligations	$ 130,581,188	$ 6,099	$ (10,164,877)	$ 39,640	$ 259,417	$ 2,184,806	$ —	$ —	$ 122,906,272
U.S. Dollar Denominated Bonds & Notes	1,432,000	—	—	—	—	—	—	—	1,432,000
Variable Rate Senior Loan Interests	—	2,186,930	—	—	—	—	—	—	2,186,930
Investments Matured	15,813,407	754,427	—	—	—	(57,997)	—	—	16,509,837
Total	$ 147,826,595	$ 2,947,456	$ (10,164,877)	$ 39,640	$ 259,417	$ 2,126,809	$ —	$ —	$ 143,035,039
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Rochester® Municipal Opportunities Fund